Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-13944
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	LOM Building
Entity Address, Address Line Two	27 Reid Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	NAT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	183,694,196
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1363
Auditor Name	KPMG AS
Auditor Location	Oslo, Norway
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Herbjorn Hansson
Local Phone Number	292-7202
Entity Address, Address Line One	LOM Building
Entity Address, Address Line Two	27 Reid Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	441